401(k) Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
401(k) Plan

11. 401(k) Plan

The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company, at its discretion, may make certain matching contributions to the 401(k) plan. To date, the Company has not made any matching contributions.

11. 401(k) Plan

The Company maintains a defined contribution 401(k) plan available to eligible employees. Employee contributions are voluntary and are determined on an individual basis, limited to the maximum amount allowable under federal tax regulations. The Company, at its discretion, may make certain matching contributions to the 401(k) plan. To date, the Company has not made any matching contributions.